Commitments and contingencies (Details Narrative) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Narrative
Deferred charges	CAD 84,838	CAD 87,756
Lease term	10 years
Initial estimated minimum monthly lease payment	CAD 44,624